Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

14. Related Party Transactions

The Partnership has the following balances with related parties which are included in the consolidated statements of financial position:

	As of
	December 31,
	2021	2022
Amounts due to related parties
Due to GasLog LNG Services(a)	131	1,364
Due to GasLog (b)	821	1,509
Total	952	2,873
(a)	The balances represent mainly payments made by GasLog LNG Services on behalf of the Partnership.
(b)	The balances represent payments made by GasLog on behalf of the Partnership.

The details of the credit facility with GasLog are disclosed in Note 7.

In the year ended December 31, 2022, the Partnership acquired vessel depot spares from GasLog for an amount of $1,523 ($1,370 in the year ended December 31, 2021, $2,719 in the year ended December 31, 2020) (Note 3).

The Partnership had the following transactions with related parties for the years ended December 31, 2020, 2021 and 2022:

Company	Details	Account	2020	2021	2022
GasLog/ GasLog LNG Services	Commercial management fee (i)	General and administrative expenses	5,400	5,400	4,610
GasLog	Administrative services fee (ii)	General and administrative expenses	7,838	4,708	8,513
GasLog LNG Services	Management fees (iii)	Vessel operating costs	7,728	7,728	6,498
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	40	30	28
GasLog	Commitment fee under Sponsor Credit Facility (Note 7)	Financial costs	305	304	68
GasLog	Realized loss on interest rate swaps held for trading (Note 18)	(Loss)/gain on derivatives	4,347	4,586	1,347
GasLog	Realized loss on forward foreign exchange contracts held for trading (Note 18)	(Loss)/gain on derivatives	61	—	—
(i)	Commercial Management Agreements

The vessel-owning subsidiaries of GasLog Partners have entered into commercial management agreements with GasLog (collectively, the “Commercial Management Agreements”), pursuant to which GasLog provided certain commercial management services, including chartering services, consultancy services on market issues and invoicing and collection of hire payables, to the Partnership. The annual commercial management fee under the agreements was $360 for each vessel payable quarterly in advance in lump sum amounts. Beginning January 1, 2022, the annual commercial management fee changed from a fixed annual amount to a fixed commission of 1.25% on the annual gross charter revenues of each vessel, which will continue to be payable monthly in advance.

Effective July 21, 2020, October 1, 2020 and November 1, 2020, the commercial management agreements between the vessel-owning entities and GasLog were novated to GasLog LNG Services as the provider of commercial management services.

(ii)	Administrative Services Agreement

The Partnership has entered into an administrative services agreement (the “Administrative Services Agreement”) with GasLog, pursuant to which GasLog will provide certain management and administrative services. The services provided under the Administrative Services Agreement are provided as the Partnership may direct, and include bookkeeping, audit, legal, insurance, administrative, clerical, banking, financial, advisory, client and investor relations services. The Administrative Services Agreement will continue indefinitely until terminated by the Partnership upon 90 days’ notice for any reason in the sole discretion of the Partnership’s board of directors. For the years ended December 31, 2020, 2021 and 2022, the annual service fee was $523, $314 and $579 per vessel per year, respectively. With effect from January 1, 2023, the service fee was changed to $643 per vessel per year, as per the provisions of the Agreement.

(iii)	Ship Management Agreements

Each of the vessel owning subsidiaries of GasLog Partners has entered into a ship management agreement and subsequent amendments (collectively, the “Ship Management Agreements”) under which the vessel owning subsidiaries pay a management fee of $46 per month to the Manager and reimburse the Manager for all expenses incurred on their behalf and contain clauses for decreased management fees in case of a vessel’s lay-up. The management fees are subject to an annual adjustment, agreed between the parties in good faith, on the basis of general inflation and proof of increases in actual costs incurred by the Manager. Each Ship Management Agreement continues indefinitely until terminated by either party. With effect from January 1, 2022, the management fee was changed to $37.5 per vessel per month. In April 2022, GAS-eight Ltd. entered into a similar management agreement for the Solaris, previously managed by a subsidiary of Shell plc (“Shell”).

(iv)	In the year ended December 31, 2020, Ceres Shipping Enterprises S.A., an entity controlled by the Livanos family, received a fee of $400 from the Partnership for consultancy services provided in relation to the Partnership’s debt re-financings completed in July 2020. This amount was classified under Deferred loan issuance costs (i.e. contra debt) and will be amortized over the duration of the respective facilities.
(v)	Omnibus Agreement

The Partnership has entered into an omnibus agreement with GasLog, our general partner and certain of our other subsidiaries. The omnibus agreement governs among other things (i) when and the extent to which the Partnership and GasLog may compete against each other, (ii) the time and the value at which the Partnership may exercise the right to purchase certain offered vessels by GasLog, (iii) certain rights of first offer granted to GasLog to purchase any of its vessels on charter for less than five full years from the Partnership and vice versa and (iv) GasLog’s provisions of certain indemnities to the Partnership.